Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of class A common stock, classified as temporary equity in the condensed balance sheets

Class A common stock subject to possible redemption, December 31, 2022	237,984,513
Remeasurement of Class A common stock subject to possible redemption	6,707,678
Share redemptions payable	(197,694,657)
Trust Account withdrawal for tax payments	(2,287,729)
Class A common stock subject to possible redemption, December 31, 2023	44,709,805
Redemption of Class A common stock	(32,214,591)
Trust Account withdrawal for tax payments	(489,119)
Remeasurement of Class A common stock subject to possible redemption	723,522
Class A common stock subject to possible redemption, June 30, 2024	$12,729,617

As of December 31, 2023 and 2022, the Class A common stock, classified as temporary equity in the balance sheets reconciled in the following table:

Class A common stock subject to possible redemption, December 31, 2021	$234,600,690
Remeasurement of Class A common stock subject to possible redemption	3,383,823
Class A common stock subject to possible redemption, December 31, 2022	237,984,513
Remeasurement of Class A common stock subject to possible redemption	6,707,678
Share redemptions payable	(197,694,657)
Trust Account withdrawal for tax payments	(2,287,729)
Class A common stock subject to possible redemption, December 31, 2023	$44,709,805

Schedule of calculation of basic and diluted net income (loss) per common stock

For the Three Months Ended
June 30, 2024
Net loss	$(504,984)
Less: Remeasurement of Class A redeemable shares to redemption value	(163,615)
Net loss including accretion of Class A redeemable shares to redemption value	$(668,599)

	For the Three Months Ended
	June 30, 2024
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable shares	Total
Total number of shares	1,163,113	5,750,000	6,913,113
Weighted average shares ratio	17%	83%	100%
Net loss allocated based on weighted average shares ratio	$(84,962)	$(420,022)	$(504,984)
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(27,528)	(136,087)	(163,615)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	163,615	—	163,615
Total income (loss) based on weighted average shares ratio	$51,125	$(556,109)	$(504,984)
Weighted average shares outstanding	1,163,113	5,750,000
Basic and diluted net income (loss) per share	$0.04	$(0.10)

For the Six Months Ended
June 30, 2024
Net loss	$(243,377)
Plus: Trust Account withdrawals for tax payments	489,119
Less: Remeasurement of Class A redeemable shares to redemption value	(723,522)
Net loss including accretion of Class A redeemable shares to redemption value	$(477,780)

	For the Six Months Ended
	June 30, 2024
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable shares	Total
Total number of shares	1,163,113	5,750,000	6,913,113
Weighted average shares ratio	29%	71%	100%
Net loss allocated based on weighted average shares ratio	$(71,196)	$(172,181)	$(243,377)
Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio	143,083	346,036	489,119
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(211,654)	(511,868)	(723,522)
Less: Accretion applicable to Trust Account withdrawals for tax payments	(489,119)	—	(489,119)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	723,522	—	723,522
Total income (loss) based on weighted average shares ratio	$94,636	$(338,013)	$(243,377)
Weighted average shares outstanding	2,377,588	5,750,000
Basic and diluted net income (loss) per share	$0.04	$(0.06)

For the Three Months Ended
June 30, 2023
Net income	$1,657,247
Less: Remeasurement of Class A redeemable shares to redemption value	(2,404,208)
Net income excluding accretion of Class A redeemable shares to redemption value	$(746,961)

	For the Three Months Ended
	June 30, 2023
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable shares	Total
Total number of shares	4,150,065	5,750,000	9,900,065
Weighted average shares ratio	76%	24%	100%
Net income allocated based on weighted average shares ratio	$1,266,708	$390,539	$1,657,247
Less: Accretion allocation based on weighted average shares ratio	(1,837,643)	(566,565)	(2,404,208)
Plus: Accretion applicable to Class A redeemable shares	2,404,208	—	2,404,208
Total income (loss) based on weighted average shares ratio	$1,833,273	$(176,026)	$1,657,247
Weighted average shares outstanding	18,650,015	5,750,000
Basic and diluted net income (loss) per share	$0.10	$(0.03)

For the Six Months Ended
June 30, 2023
Net income	$2,841,712
Less: Remeasurement of Class A redeemable shares to redemption value	(4,929,508)
Net income excluding accretion of Class A redeemable shares to redemption value	$(2,087,796)

	For the Six Months Ended
	June 30, 2023
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable shares	Total
Total number of shares	4,150,065	5,750,000	9,900,065
Weighted average shares ratio	78%	22%	100%
Net income allocated based on weighted average shares ratio	$2,226,576	$615,136	$2,841,712
Less: Accretion allocation based on weighted average shares ratio	(3,862,435)	(1,067,073)	(4,929,508)
Plus: Accretion applicable to Class A redeemable shares	4,929,508	—	4,929,508
Total income (loss) based on weighted average shares ratio	$3,293,649	$(451,937)	$2,841,712
Weighted average shares outstanding	20,812,991	5,750,000
Basic and diluted net income (loss) per share	$0.16	$(0.08)

For the Year Ended
December 31, 2023
Net income	$2,729,602
Plus: Trust Account withdrawals for tax payments	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value	(6,707,678)
Net loss including accretion of Class A redeemable shares to redemption value	$(1,690,348)

	For the Year Ended
	December 31, 2023
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable Shares	Total
Total number of shares	4,150,065	5,750,000	9,900,065
Weighted average shares ratio	68%	32%	100%
Net income allocated based on ownership percentage	$1,865,473	$864,129	$2,729,602
Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio	1,563,487	724,242	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(4,584,183)	(2,123,495)	(6,707,678)
Less: Accretion applicable to Trust Account withdrawals for tax payments	(2,287,729)	—	(2,287,729)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	6,707,678	—	6,707,678
Total income (loss) based on ownership percentage	$3,264,726	$(535,124)	$2,729,602
Weighted average shares outstanding	12,413,050	5,750,000
Basic and diluted net income (loss) per share	$0.26	$(0.09)

For the Year Ended
December 31, 2022
Net income	$18,132,948
Less: Remeasurement of Class A redeemable shares to redemption value	(3,383,823)
Net income including accretion of Class A redeemable shares to redemption value	$14,749,125

	For the Year Ended
	December 31, 2022
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable Shares	Total
Total number of shares	23,000,000	5,750,000	28,750,000
Ownership percentage	80%	20%	100%
Net income allocated based on ownership percentage	$14,506,359	$3,626,589	$18,132,948
Less: Remeasurement of Class A redeemable shares to redemption value based on ownership percentage	(2,707,058)	(676,765)	(3,383,823)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	3,383,823	—	3,383,823
Total income (loss) based on ownership percentage	$15,183,124	$2,949,824	$18,132,948
Weighted average shares outstanding	23,000,000	5,750,000
Basic and diluted net income per share	$0.66	$0.51